Equity of Host Inc. and Capital of Host L.P.	12 Months Ended
Dec. 31, 2011
Equity of Host Inc. and Capital of Host L.P.
5.	Equity of Host Inc. and Capital of Host L.P.

In addition to the transactions described below, we issued the remaining shares under the 2011 program. See Note 21 – “Subsequent Events” for a description of this transaction.

Equity of Host Inc.

Host Inc. has authorized 1,050 million shares of common stock, with a par value of $0.01 per share, of which 705.1 million and 675.6 million were outstanding as of December 31, 2011 and 2010, respectively. Fifty million shares of no par value preferred stock are authorized; none of such preferred shares were outstanding as of December 31, 2011 and 2010.

Capital of Host L.P.

As of December 31, 2011, Host Inc. is the owner of approximately 98.5% of Host L.P.’s OP units. The remaining 1.5% of the OP units are held by various third party limited partners. Each OP unit may be redeemed for cash or, at the election of Host Inc., Host Inc. common stock, based on the conversion ratio of 1.021494 shares of Host Inc. common stock for each OP unit.

As of December 31, 2011 and 2010, Host L.P. has 700.7 million and 671.8 million OP units outstanding, respectively, of which Host Inc. held 690.3 million and 661.4 million, respectively.

In exchange for any shares issued by Host Inc., Host L.P. will issue OP units based on the applicable conversion ratio. Following a 2009 Host Inc. stock dividend distribution, in which OP unitholders did not receive an equivalent per unit distribution for the dividend paid with Host Inc. common stock, the conversion factor used to convert OP units into shares of Host Inc. common stock was adjusted from 1.0 to 1.021494. Funds used by Host Inc. to pay dividends on its common stock are provided through distributions from Host L.P.

Issuances of Common Stock

During 2011, Host Inc. issued 19.1 million shares of common stock, at an average price of $17.09 per share, for net proceeds of approximately $323 million. These issuances were made in “at-the-market” offerings pursuant to Sales Agency Financing Agreements with BNY Mellon Capital Markets, LLC. There is approximately $174 million of issuance capacity remaining under the current agreement.

In 2010, Host Inc. issued 26.9 million shares of common stock, at an average price of $15.25 per share, for net proceeds of approximately $406 million under the same “at-the-market” programs.

During June 2011, $134 million of the 2004 Debentures were exchanged for shares of Host Inc. common stock, totaling approximately 8.8 million shares.

Dividends/Distributions

Host Inc. is required to distribute at least 90% of its annual taxable income, excluding net capital gains, to its stockholders in order to maintain its qualification as a REIT, including taxable income recognized for federal income tax purposes but with regard to which we do not receive cash. Funds used by Host Inc. to pay dividends on its common stock are provided through distributions from Host L.P. The amount of any future dividends will be determined by Host Inc.’s Board of Directors.

All common and preferred cash and stock dividends that were taxable to our stockholders in 2011 and 2010 were considered 100% ordinary income. None of such dividends was considered qualified dividends subject to a reduced tax rate. The table below presents the amount of common and preferred dividends declared per share and common and preferred distributions per unit as follows:

	Year ended December 31,
	2011	2010	2009
Common stock	$.14	$.04	$.25
Class E preferred stock 8 7/8%	—	.555	2.22
Common OP units	.143	.041	.025
Class E preferred OP units 8 7/8%	—	.555	2.22

Preferred Stock Redemption

On June 18, 2010, Host Inc. redeemed 4,034,300 shares of its 8 7/8% Class E cumulative redeemable preferred stock at a redemption price of $25.00 per share, plus accrued dividends. The original issuance costs for the Class E preferred stock are treated as a deemed dividend in Host Inc.’s consolidated statement of operations and have been reflected as a deduction to net income (loss) available to common stockholders for the purpose of calculating Host Inc.’s basic and diluted earnings (loss) per share. Similarly, the issuance costs have been treated as a deemed distribution in Host L.P.’s consolidated statement of operations and have been reflected as a reduction to Host L.P.’s earnings per diluted unit.